Note 7 - Leases (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Year ending December 31,	Bareboat Charter Lease Payments
2016 (remainder)	3,167
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021 and thereafter	7,316
Total	35,628

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2016 (remainder)	14,592
2017	28,945
2018	23,751
2019	4,249
Total	71,537